Schedule of condensed statements of comprehensive income (loss) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	$ (19,061,439)	$ (6,450,397)	$ (30,026,776)	$ (18,823,918)
Other income	15,010,449	241,300	15,548,629	363,021
Finance costs, net	(3,855,555)	(1,496,968)	(7,682,277)	(4,651,844)
Loss before income tax	(4,935,382)	(3,588,680)	(11,034,219)	(9,991,445)
Income tax expenses	(86,043)	(226,432)	(226,472)	(455,652)
Net loss attributable to Seamless Group Inc.	(4,961,006)	(3,830,445)	(11,810,167)	(10,911,259)
Other comprehensive income (loss)
Foreign currency translation adjustments	(72,055)	(15,613)	(190,023)	388,513
Total comprehensive loss	$ (5,093,480)	$ (3,830,725)	$ (11,450,714)	$ (10,058,584)
Seamless Group Inc [Member]
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses					$ (23,976,209)	$ (25,539,467)
Other income					839,606	3,405,486
Finance costs, net					(8,002,552)	(8,200,112)
Loss before income tax					(13,894,305)	(15,611,931)
Income tax expenses					(523,481)	(113,782)
Net loss attributable to Seamless Group Inc.					(15,306,550)	(16,678,135)
Other comprehensive income (loss)
Foreign currency translation adjustments					10,608	2,402
Total comprehensive loss					(14,407,178)	(15,723,311)
Parent Company [Member] | Seamless Group Inc [Member]
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses					(4,573,125)	(4,988,848)
Other income					3
Finance costs, net					(4,945,679)	(7,454,838)
Share of results from subsidiaries					(5,787,749)	(4,234,448)
Loss before income tax					(15,306,550)	(16,678,134)
Income tax expenses
Net loss attributable to Seamless Group Inc.					(15,306,550)	(16,678,134)
Other comprehensive income (loss)
Foreign currency translation adjustments					10,608	4,529
Total comprehensive loss					$ (15,295,942)	$ (16,673,605)